OTHER OPERATING INCOME AND EXPENSES (Details) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Other operating expenses:
Provision for Competition Authority investigation (Note 12)	₺ (127,525)
Consultancy	(59,938)	₺ (11,194)		₺ (5,424)
Credit card processing	(23,718)	(18,596)		(5,279)
Insurance	(21,322)	(2,869)		(1,212)
Utilities	(18,663)	(14,396)		(7,798)
Rent expenses	(6,134)	(3,059)		(1,734)
Credit card chargebacks	(4,546)	(1,990)		(984)
Irrecoverable value added tax	(3,710)	(1,134)		(553)
Provision for doubtful receivables	(3,293)	(3,375)		(704)
Internet line	(3,189)	(1,533)		(565)
Maintenance expenses	(2,646)	(1,044)		(656)
Vehicle fuel	(2,430)	(1,140)		(1,193)
Stationary	(1,349)	(699)		(807)
Other	(33,506)	(17,634)		(14,633)
Total	(311,969)	(78,663)	[1]	(41,542)	[1]
Other operating income:
Withholding tax return income	49,945
Depository income	8,747
Bank promotion income	2,702	1,597		1,470
Services charged	2,447	1,838
Grant income	2,300	952		215
Income from scrap packaging materials sales	1,420	820
Provisions released	1,411
Other	9,773	2,647		131
Total	₺ 78,745	₺ 7,854	[1]	₺ 1,816	[1]

[1]	Certain figures are re-presented compared to the published financial statements as of 31 December 2020 and 31 December 2019. For further information, refer to note 2.5